Consolidated Statement of Deficiency in Stockholders' Equity - USD ($)	Common Stock	Treasury Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance at Dec. 31, 2018	$ 40,165	$ (100,000)	$ 18,938,480	$ (26,709,776)	$ (7,831,132)
Beginning Balance, in Shares at Dec. 31, 2018	40,165,002	272,585
Issuance of Common stock for cash	$ 2,146		1,572,854		1,575,000
Issuance of Common stock for cash, in Shares	2,146,601
Issuance of Common stock for services	$ 1,709		1,252,914		1,254,623
Issuance of Common stock for services, in Shares	1,709,785
Issuance of series B convertible preferred stock
Issuance of series B convertible preferred stock, In shares
Issuance of Common stock from treasury		$ 50,000	49,900		99,900
Issuance of Common stock from treasury, in Shares		(136,292)
Warrants issued in connection with debt modification			15,667		15,667
Share-based compensation			265,589		265,589
Net loss				(5,135,730)	(5,135,730)
Ending Balance at Dec. 31, 2019	$ 44,021	$ (50,000)	22,095,403	(31,845,506)	(9,756,083)
Ending Balance, in Shares at Dec. 31, 2019	44,021,389	136,293
Issuance of common stock for convertible debt			145,579		145,579
Incremental beneficial conversion for preferred A			240,770	(240,770)
Issuance of warrants on convertible instruments			11,999,415	(828,903)	11,170,512
Issuance of options	$ 181		(181)
Issuance of options, in shares	180,936
Issuance of Common stock for cash	$ 4,686		3,240,954		3,245,640
Issuance of Common stock for cash, in Shares	4,686,006
Issuance of Common stock for services	$ 2,670	$ 50,000	5,292,350		5,345,020
Issuance of Common stock for services, in Shares	2,669,598	(136,293)
Issuance of common stock for acquisition	$ 11,913		9,161,251		9,173,164
Issuance of common stock for acquisition, in Shares	11,913,200
Net loss				(28,674,556)	(28,674,556)
Ending Balance at Dec. 31, 2020	$ 63,471		$ 52,175,541	$ (61,589,735)	$ (9,350,724)
Ending Balance, in Shares at Dec. 31, 2020	63,471,129